Impairment of Jaguar Land Rover Business - Summary of Impairment Sensitivity to Key Assumptions (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Percentage of increase in discount rate	1.00%
Percentage of decrease in long-term growth rate applied beyond approved forecast period	0.50%
Percentage of decrease in projected volume growth rate	5.00%
Percentage of decrease in projected gross margin	1.00%